Non-current Assets Held for Sale and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Classification of Assets as Assets Held for Sale and Discontinued Operations
The Group has classified the following assets as “Assets Held for Sale and Discontinued Operations”:

	12.31.19	12.31.18
Interest in Companies	—	638,063
Prisma Medios de Pago S.A.	—	638,063
Other Debt Securities	—	290,662
Financial Trust Crecere III, IV, V, VI, VII and VIII	—	290,662
Property, Plant and Equipment	39,008	6,599
Real Estate	39,008	6,599

Total	39,008	935,324